FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09999

                           Dryden Core Investment Fund

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                    Date of fiscal year-end: January 31, 2007

                     Date of reporting period: June 30, 2007





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


Dryden Core Investment Fund held no voting securities during the period covered by this report. No records are attached.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden Core Investment Fund


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)






Judy A. Rice, President

(q) Power of Attorney dated March 8, 2007. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 15 to the Registration Statement on Form N1-A for the Dryden Global Total Return Fund (File No. 33-63943) filed via EDGAR on March 30, 2007.


Date: August 13, 2007